Leases - Supplemental Balance Sheet Location (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Operating lease right-of-use assets
Long-term	$ 169.8
Included in assets held for sale (note 5)	0.4
Total operating lease right-of-use assets	170.2
Operating lease liabilities
Current	(27.3)
Long-term	(153.4)
Included in liabilities associated with assets held for sale (note 5)	(0.4)
Total operating lease liabilities	(181.1)
Finance Leases
Property and equipment, gross	13.2
Accumulated depreciation	(3.3)
Property and equipment, net	9.9
Current portion of long-term debt	(3.5)
Long-term debt	(6.4)
Total finance lease liabilities	$ (9.9)	$ (0.8)
Weighted average remaining lease term (years)
Operating leases	10 years 11 months
Finance leases	5 years 2 months
Weighted average discount rate (%)
Operating leases	3.51%
Finance leases (percent)	3.68%